Related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Salaries, wages and benefits	€ 1,245	€ 1,073	€ 1,306
Share-based payments	2,018	1,723	2,066
Supervisory Board’s fees	375	70	70
Total compensation to related parties	€ 3,638	€ 2,866	€ 3,442